OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2011

Date of reporting period:       September 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
AUTO COMPONENTS - 2.7%
Spartan Motors, Inc.	1,186,000	$4,874,460

AUTOMOBILES - 2.7%
Winnebago Industries, Inc.+	696,303	4,818,417

HOUSEHOLD DURABLES - 2.6%
Hooker Furniture Corp.	507,946	4,581,673

LEISURE EQUIPMENT & PRODUCTS - 2.2%
Sturm, Ruger & Co., Inc.	154,426	4,011,987

SPECIALTY RETAIL - 3.9%
Genesco, Inc.+	49,200	2,535,276
Jos. A. Bank Clothiers, Inc.+	95,700	4,462,491
		6,997,767
CONSUMER STAPLES - 5.9%
FOOD PRODUCTS - 5.9%
Chiquita Brands International, Inc.+	503,800	4,201,692
Sanderson Farms, Inc.	135,000	6,411,150
		10,612,842
ENERGY - 6.3%
ENERGY EQUIPMENT & SERVICES - 3.7%
Gulf Island Fabrication, Inc.	190,563	3,937,032
Newpark Resources, Inc.+	451,850	2,751,766
		6,688,798
OIL, GAS & CONSUMABLE FUELS - 2.6%
VAALCO Energy, Inc.+	938,900	4,563,054

FINANCIALS - 13.1%
COMMERCIAL BANKS - 2.5%
City Holding Co.	165,385	4,448,857

INSURANCE - 8.1%
American Equity Investment Life Holding Co.	428,940	3,753,225
Hallmark Financial Services, Inc.+	713,430	5,229,442
Horace Mann Educators Corp.	393,950	4,494,969
Stewart Information Services Corp.	115,000	1,016,600
		14,494,236

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
FINANCIALS - 13.1% (Continued)
THRIFTS & MORTGAGE FINANCE - 2.5%
Dime Community Bancshares, Inc.	439,250	$4,436,425

HEALTH CARE - 1.2%
HEALTH CARE PROVIDERS & SERVICES - 1.2%
LifePoint Hospitals, Inc.+	59,500	2,177,105

INDUSTRIALS - 24.6%
AEROSPACE & DEFENSE - 1.1%
Ducommun, Inc.	126,891	1,900,827

AIRLINES - 3.0%
Allegiant Travel Co.+	32,810	1,546,007
SkyWest, Inc.	341,200	3,923,800
		5,469,807
BUILDING PRODUCTS - 2.6%
AAON, Inc.	293,239	4,618,514

COMMERCIAL SERVICES & SUPPLIES - 7.5%
Ennis, Inc.	347,243	4,534,994
Knoll, Inc.	272,000	3,726,400
US Ecology, Inc.	332,835	5,132,316
		13,393,710
CONSTRUCTION & ENGINEERING - 2.5%
Granite Construction, Inc.	239,000	4,486,030

ELECTRICAL EQUIPMENT - 2.9%
Encore Wire Corp.	249,284	5,122,786

MACHINERY - 5.0%
Graham Corp.	325,114	5,409,897
Tennant Co.	100,324	3,548,460
		8,958,357
INFORMATION TECHNOLOGY - 21.8%
COMMUNICATIONS EQUIPMENT - 2.8%
InterDigital, Inc.	108,000	5,027,400

COMPUTERS & PERIPHERALS - 4.2%
Stratasys, Inc.+	144,000	2,665,440

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 21.8% (Continued)
COMPUTERS & PERIPHERALS - 4.2% (Continued)
Synaptics, Inc.+	202,000	$4,819,720
		7,485,160
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.8%
Methode Electronics, Inc.	554,087	4,116,866
Plexus Corp.+	195,000	4,407,000
		8,523,866
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
Advanced Energy Industries, Inc.+	454,700	3,910,420
Rudolph Technologies, Inc.+	676,350	4,511,255
		8,421,675
SOFTWARE - 5.3%
Fair Isaac Corp.	235,500	5,140,965
VASCO Data Security International, Inc.+	864,665	4,409,791
		9,550,756
MATERIALS - 5.0%
CHEMICALS - 5.0%
KMG Chemicals, Inc.	371,465	4,569,020
Landec Corp.+	818,700	4,347,297
		8,916,317
UTILITIES - 2.8%
GAS UTILITIES - 2.8%
Laclede Group, Inc. (The)	131,312	5,088,340

TOTAL COMMON STOCKS (Cost $183,363,146)		$169,669,166

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.4%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.07%*	8,590,503	$8,590,503
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.03%*	1,036,575	1,036,575
TOTAL MONEY MARKET FUNDS (Cost $9,627,078)		$9,627,078

TOTAL INVESTMENTS AT VALUE - 100.2% (Cost $192,990,224)	$179,296,244

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)	(272,424)

NET ASSETS - 100.0%	$179,023,820

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2011.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 27.0%	Shares	Value
CONSUMER DISCRETIONARY - 1.8%
SPECIALTY RETAIL - 1.8%
Chico's FAS, Inc.	1,205,134	$13,774,682
Destination Maternity Corp.	631,362	8,106,688
		21,881,370
CONSUMER STAPLES - 2.5%
FOOD & STAPLES RETAILING - 1.3%
SYSCO Corp.	621,000	16,083,900

HOUSEHOLD PRODUCTS - 1.2%
Kimberly-Clark Corp.	205,000	14,557,050

ENERGY - 0.5%
ENERGY EQUIPMENT & SERVICES - 0.5%
Tidewater, Inc.	150,000	6,307,500

FINANCIALS - 3.7%
DIVERSIFIED FINANCIAL SERVICES - 1.1%
JPMorgan Chase & Co.	468,000	14,096,160

INSURANCE - 2.2%
Chubb Corp. (The)	153,000	9,178,470
HCC Insurance Holdings, Inc.	646,184	17,479,277
		26,657,747
THRIFTS & MORTGAGE FINANCE - 0.4%
New York Community Bancorp, Inc.	445,000	5,295,500

HEALTH CARE - 4.6%
PHARMACEUTICALS - 4.6%
AstraZeneca PLC - ADR	289,000	12,820,040
GlaxoSmithKline PLC - ADR	390,000	16,103,100
Johnson & Johnson	246,000	15,672,660
Pfizer, Inc.	735,000	12,994,800
		57,590,600
INDUSTRIALS - 6.0%
COMMERCIAL SERVICES & SUPPLIES - 3.1%
Ennis, Inc.	1,717,903	22,435,813
US Ecology, Inc.	1,013,935	15,634,878
		38,070,691

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 27.0% (Continued)	Shares	Value
INDUSTRIALS - 6.0% (Continued)
INDUSTRIAL CONGLOMERATES - 0.8%
3M Co.	143,000	$10,265,970

MACHINERY - 0.8%
Met-Pro Corp.	1,105,667	9,486,623

PROFESSIONAL SERVICES - 1.3%
Dun & Bradstreet Corp. (The)	265,000	16,233,900

INFORMATION TECHNOLOGY - 4.1%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
Methode Electronics, Inc.	1,783,508	13,251,465

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Intel Corp.	915,000	19,516,950

SOFTWARE - 1.4%
Microsoft Corp.	705,000	17,547,450

MATERIALS - 0.9%
CONSTRUCTION MATERIALS - 0.4%
Eagle Materials, Inc.	279,179	4,648,330

METALS & MINING - 0.5%
Alcoa, Inc.	715,000	6,842,550

UTILITIES - 2.9%
ELECTRIC UTILITIES - 1.9%
Exelon Corp.	538,000	22,924,180

GAS UTILITIES - 1.0%
Laclede Group, Inc. (The)	327,900	12,706,125

TOTAL COMMON STOCKS (Cost $334,330,605)		$333,964,061

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.3%	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
HOUSEHOLD DURABLES - 0.6%
Newell Financial Trust - Series I	175,000	$7,350,000

FINANCIALS - 1.7%
CAPITAL MARKETS - 0.2%
BNY Capital V - Series F	85,505	2,153,016

COMMERCIAL BANKS - 0.2%
Wells Fargo Capital IX	119,999	2,993,975

DIVERSIFIED FINANCIAL SERVICES - 0.4%
JPMorgan Chase Capital XII	192,927	4,850,185

REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.9%
Health Care REIT, Inc. - Series D	217,286	5,545,139
Public Storage - Series F	222,597	5,620,574
		11,165,713

TOTAL PREFERRED STOCKS (Cost $27,237,974)		$28,512,889

CORPORATE BONDS - 61.5%	Par Value	Value
CONSUMER DISCRETIONARY - 20.9%
DIVERSIFIED CONSUMER SERVICES - 1.2%
Hillenbrand, Inc., 5.50%, due 07/15/20	$1,000,000	$1,069,687
Service Corp. International, 6.75%, due 04/01/15	7,015,000	7,295,600
Service Corp. International, 7.50%, due 04/01/27	6,590,000	6,145,175
		14,510,462
HOTELS, RESTAURANTS & LEISURE - 0.3%
Choice Hotels International, Inc., 5.70%, due 08/28/20	3,381,000	3,668,311

HOUSEHOLD DURABLES - 2.8%
D.R. Horton, Inc., 6.125%, due 01/15/14	2,000,000	2,035,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	2,955,000
D.R. Horton, Inc., 5.25%, due 02/15/15	17,702,000	17,303,705
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	8,098,980
D.R. Horton, Inc., 6.50%, due 04/15/16	4,000,000	3,960,000
		34,352,685

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 61.5% (Continued)	Par Value	Value
CONSUMER DISCRETIONARY - 20.9% (Continued)
LEISURE EQUIPMENT & PRODUCTS - 3.0%
Hasbro, Inc., 6.60%, due 07/15/28	$4,520,000	$5,222,159
Hasbro, Inc., 6.35%, due 03/15/40	3,000,000	3,295,362
Mattel, Inc., 6.20%, due 10/01/40	18,141,000	20,841,796
Smith & Wesson Holding Co., 4.00%, due 12/15/26 CV	8,000,000	8,040,000
		37,399,317
MEDIA - 0.6%
Scholastic Corp., 5.00%, due 04/15/13	7,750,000	7,788,750

MULTI-LINE RETAIL - 2.4%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	29,352,663

SPECIALTY RETAIL - 10.6%
Best Buy Co., Inc., 5.50%, due 03/15/21	39,450,000	35,845,177
Best Buy Co., Inc., 2.25%, due 01/15/22 CV	22,034,000	21,978,915
Gap, Inc. (The), 5.95%, due 04/12/21	43,729,000	41,130,929
Payless Shoes Corp., 8.25%, due 08/01/13	20,875,000	20,848,906
Woolworth Corp., 8.50%, due 01/15/22	11,579,000	11,303,999
		131,107,926
CONSUMER STAPLES - 3.0%
FOOD PRODUCTS - 3.0%
Chiquita Brands International, Inc., 7.50%, due 11/01/14	16,335,000	16,130,813
Chiquita Brands International, Inc., 4.25%, due 08/15/16	23,866,000	21,240,740
		37,371,553
ENERGY - 3.6%
ENERGY EQUIPMENT & SERVICES - 3.6%
Bristow Group, Inc., 3.00%, due 06/15/38	8,055,000	8,014,725
Transocean Ltd., Series B, 1.50%, due 12/15/37 CV	37,500,000	36,984,375
		44,999,100
FINANCIALS - 4.2%
INSURANCE - 2.1%
American Equity Investment Life Holding Co., 5.25%, due 12/06/24 CV	21,690,000	21,635,775
Provident Cos., Inc., 7.25%, due 03/15/28	3,176,000	3,659,733
Unum Group, 6.75%, due 12/15/28	1,160,000	1,183,576
		26,479,084

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 61.5% (Continued)	Par Value	Value
FINANCIALS - 4.2% (Continued)
REAL ESTATE INVESTMENT TRUSTS (REIT) - 2.1%
Health Care REIT, Inc., 4.70%, due 09/15/17	$5,000,000	$5,013,235
Health Care REIT, Inc., 4.95%, due 01/15/21	21,170,000	20,333,912
		25,347,147
HEALTH CARE - 11.2%
HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
NuVasive, Inc., 2.75%, due 07/01/17 CV	43,696,000	36,486,160
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	13,731,300
		50,217,460
HEALTH CARE PROVIDERS & SERVICES - 7.1%
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	22,050,000	21,498,750
LifePoint Hospitals, Inc., 3.25%, due 08/15/25 CV	24,644,000	24,921,245
Omnicare, Inc., 6.125%, due 06/01/13	3,405,000	3,409,086
Omnicare, Inc., 3.25%, due 12/15/35 CV	42,710,000	38,599,163
		88,428,244
INDUSTRIALS - 12.3%
AEROSPACE & DEFENSE - 3.8%
Ceradyne, Inc., 2.875%, due 12/15/35 CV	9,472,000	9,472,000
L-3 Communications Holdings, Inc., 6.375%, due 10/15/15	34,946,000	35,688,602
Orbital Sciences Corp., 2.437%, due 01/15/27 CV	2,247,000	2,238,574
		47,399,176
COMMERCIAL SERVICES & SUPPLIES - 4.1%
Corrections Corp. of America, 6.25%, due 03/15/13	39,576,000	39,576,000
Deluxe Corp., Series B, 5.125%, due 10/01/14	8,851,000	8,762,490
Deluxe Corp., 7.375%, due 06/01/15	1,080,000	1,069,200
Deluxe Corp., 7.00%, due 03/15/19	600,000	579,000
		49,986,690
INDUSTRIAL CONGLOMERATES - 0.4%
Carlisle Cos., Inc., 5.125%, due 12/15/20	4,955,000	5,270,961

TRADING COMPANIES & DISTRIBUTORS - 4.0%
Interline Brands, Inc., 7.00%, due 11/15/18	31,845,000	31,128,487
WESCO International, Inc., 7.50%, due 10/15/17	18,506,000	18,552,265
		49,680,752

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 61.5% (Continued)	Par Value	Value
INFORMATION TECHNOLOGY - 5.2%
COMMUNICATIONS EQUIPMENT - 1.9%
Ixia, 144A, 3.00%, due 12/15/15 CV	$27,137,000	$23,812,717

COMPUTERS & PERIPHERALS - 3.1%
SanDisk Corp., 1.00%, due 05/15/13 CV	7,500,000	7,256,250
SanDisk Corp., 1.50%, due 08/15/17 CV	30,000,000	31,312,500
		38,568,750
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.2%
Anixter, Inc., 5.95%, due 03/01/15	1,882,000	1,844,360

MATERIALS - 1.1%
METALS & MINING - 1.1%
Alcoa, Inc., 5.87%, due 02/23/22	5,349,000	5,284,052
Alcoa, Inc., 5.90%, due 02/01/27	5,000,000	4,949,850
Alcoa, Inc., 5.95%, due 02/01/37	3,000,000	2,796,075
		13,029,977

TOTAL CORPORATE BONDS (Cost $758,685,641)		$760,616,085

MONEY MARKET FUNDS - 8.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.07%*	61,680,875	$61,680,875
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.03%*	44,380,280	44,380,280
TOTAL MONEY MARKET FUNDS (Cost $106,061,155)		$106,061,155

TOTAL INVESTMENTS AT VALUE - 99.4% (Cost $1,226,315,375)		$1,229,154,190

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		7,584,051

NET ASSETS - 100.0%		$1,236,738,241

144A -
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ADR -	American Depository Receipt.
CV -	Convertible Security.

*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2011.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
AUTOMOBILES - 5.6%
Ford Motor Co.+	21,125	$204,279
Thor Industries, Inc.	15,775	349,416
		553,695
MEDIA - 1.2%
Walt Disney Co. (The)	4,000	120,640

SPECIALTY RETAIL - 11.6%
Best Buy Co., Inc.	12,250	285,425
Chico's FAS, Inc.	26,075	298,037
Gap, Inc. (The)	18,250	296,380
Lowe's Cos., Inc.	13,950	269,793
		1,149,635
CONSUMER STAPLES - 6.5%
FOOD & STAPLES RETAILING - 2.7%
SYSCO Corp.	10,400	269,360

HOUSEHOLD PRODUCTS - 3.8%
Kimberly-Clark Corp.	5,250	372,803

ENERGY - 5.3%
ENERGY EQUIPMENT & SERVICES - 2.4%
Tidewater, Inc.	5,675	238,634

OIL, GAS & CONSUMABLE FUELS - 2.9%
Chevron Corp.	3,175	293,751

FINANCIALS - 20.8%
CAPITAL MARKETS - 2.8%
Bank of New York Mellon Corp. (The)	15,075	280,244

COMMERCIAL BANKS - 3.0%
Wells Fargo & Co.	12,100	291,852

DIVERSIFIED FINANCIAL SERVICES - 2.8%
JPMorgan Chase & Co.	9,250	278,610

INSURANCE - 10.1%
Chubb Corp. (The)	6,115	366,839

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
FINANCIALS - 20.8% (Continued)
INSURANCE - 10.1% (Continued)
HCC Insurance Holdings, Inc.	12,925	$349,621
Unum Group	13,825	289,772
		1,006,232
THRIFTS & MORTGAGE FINANCE - 2.1%
New York Community Bancorp, Inc.	17,650	210,035

HEALTH CARE - 13.2%
PHARMACEUTICALS - 13.2%
Abbott Laboratories	6,675	341,360
GlaxoSmithKline PLC - ADR	8,225	339,610
Johnson & Johnson	5,150	328,106
Pfizer, Inc.	17,425	308,074
		1,317,150
INDUSTRIALS - 12.0%
AEROSPACE & DEFENSE - 2.8%
L-3 Communications Holdings, Inc.	4,425	274,217

CONSTRUCTION & ENGINEERING - 2.8%
Jacobs Engineering Group, Inc.+	8,625	278,501

INDUSTRIAL CONGLOMERATES - 2.7%
3M Co.	3,700	265,623

MACHINERY - 1.4%
Lincoln Electric Holdings, Inc.	5,000	145,000

PROFESSIONAL SERVICES - 2.3%
Dun & Bradstreet Corp. (The)	3,750	229,725

INFORMATION TECHNOLOGY - 18.4%
COMPUTERS & PERIPHERALS - 4.9%
Dell, Inc.+	26,625	376,744
Hewlett-Packard Co.	4,725	106,076
		482,820
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.6%
Itron, Inc.+	8,600	253,700

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 18.4% (Continued)
IT SERVICES - 4.0%
International Business Machines Corp.	2,300	$402,569

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Intel Corp.	16,750	357,277

SOFTWARE - 3.3%
Microsoft Corp.	13,300	331,037

MATERIALS - 2.1%
METALS & MINING - 2.1%
Alcoa, Inc.	21,850	209,105

TOTAL COMMON STOCKS (Cost $10,233,734)		$9,612,215

MONEY MARKET FUNDS - 4.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.065% * (Cost $474,738)	474,738	$474,738

TOTAL INVESTMENTS AT VALUE - 101.5% (Cost $10,708,472)		$10,086,953

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)		(153,213)

NET ASSETS - 100.0%		$9,933,740

ADR -	American Depository Receipt.

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2011.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2011 (Unaudited)

1.   Securities Valuation

Securities of The Berwyn Funds (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2011 by security type:

Berwyn Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$169,669,166	$-	$-	$169,669,166
Money Market Funds	9,627,078	-	-	9,627,078
Total	$179,296,244	$-	$-	$179,296,244

Berwyn Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$333,964,061	$-	$-	$333,964,061
Preferred Stocks	28,512,889	-	-	28,512,889
Corporate Bonds	-	760,616,085	-	760,616,085
Money Market Funds	106,061,155	-	-	106,061,155
Total	$468,538,105	$760,616,085	$-	$1,229,154,190

Berwyn Cornerstone Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$9,612,215	$-	$-	$9,612,215
Money Market Funds	474,738	-	-	474,738
Total	$10,086,953	$-	$-	$10,086,953

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.  During the quarter ended September 30, 2011, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds during the quarter ended or as of September 30, 2011.  It is the Funds’ policy to recognize transfers into and out of any level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2011:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of portfolio investments	$195,544,456	$1,227,271,379	$10,759,103
Gross unrealized appreciation	$16,122,470	$38,884,519	$583,193
Gross unrealized depreciation	(32,370,682)	(37,001,708)	(1,255,343)
Net unrealized appreciation
(depreciation)	$(16,248,212)	$1,882,811	$(672,150)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President
Date	November 7, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 7, 2011

* Print the name and title of each signing officer under his or her signature.